Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.002	$ 0.002
Ordinary shares, shares authorized (in Shares)	[1]	500,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	[1]	8,817,501	1,817,501
Ordinary shares, shares outstanding (in Shares)	[1]	8,817,501	1,817,501
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.002	$ 0.002
Ordinary shares, shares authorized (in Shares)	[1]	3,500,000,000	400,000,000
Ordinary shares, shares issued (in Shares)	[1]	158,127,877	16,718,224
Ordinary shares, shares outstanding (in Shares)	[1]	158,127,877	16,718,224

[1]	Retrospectively restated for effect of reverse stock split effective on April 6, 2026 (see Note 17).